UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-10067
Investment Company Act File Number

Eaton Vance Variable Trust
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

December 31
Date of Fiscal Year End

March 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
Certifications

Item 1. Schedule of Investments

Eaton Vance VT Floating-Rate Income Fund	as of March 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 95.2%(1)

Principal
Amount	Borrower/Tranche Description	Value
Aerospace and Defense — 1.7%
	AWAS Capital, Inc.
$1,625,033	Term Loan, 3.00%, Maturing March 22, 2013	$1,044,084
	Colt Defense, LLC
992,428	Term Loan, 4.09%, Maturing July 9, 2014	868,374
	DAE Aviation Holdings, Inc.
287,234	Term Loan, 4.50%, Maturing July 31, 2014	145,053
283,154	Term Loan, 4.92%, Maturing July 31, 2014	142,993
	Evergreen International Aviation
371,556	Term Loan, 9.00%, Maturing October 31, 2011	199,711
	Hawker Beechcraft Acquisition
3,469,494	Term Loan, 2.52%, Maturing March 26, 2014	1,585,847
203,728	Term Loan, 3.22%, Maturing March 26, 2014	93,121
	Hexcel Corp.
213,211	Term Loan, 3.40%, Maturing March 1, 2012	189,758
	PGS Solutions, Inc.
1,827,339	Term Loan, 3.50%, Maturing February 14, 2013	1,516,692
	TransDigm, Inc.
3,425,000	Term Loan, 3.23%, Maturing June 23, 2013	3,108,187
	Vought Aircraft Industries, Inc.
1,849,291	Term Loan, 3.02%, Maturing December 17, 2011	1,468,646
497,650	Term Loan, 7.50%, Maturing December 22, 2011	429,534
	Wesco Aircraft Hardware Corp.
2,885,813	Term Loan, 2.77%, Maturing September 29, 2013	2,375,024

		$13,167,024

Air Transport — 0.6%
	Delta Air Lines, Inc.
$1,000,000	Term Loan, 2.63%, Maturing April 30, 2012	$650,000
687,750	Term Loan - Second Lien, 3.76%, Maturing April 30, 2014	316,795
	Northwest Airlines, Inc.
4,488,055	Term Loan, 2.57%, Maturing December 31, 2010	4,016,810

		$4,983,605

Automotive — 2.9%
	Accuride Corp.
$4,098,258	Term Loan, 8.00%, Maturing January 31, 2012	$2,359,912
	Adesa, Inc.
3,254,186	Term Loan, 3.14%, Maturing October 18, 2013	2,321,318
	Affina Group, Inc.
259,533	Term Loan, 4.17%, Maturing November 30, 2011	158,315
	Allison Transmission, Inc.
1,958,139	Term Loan, 3.29%, Maturing September 30, 2014	1,307,602
	Chrysler Financial
2,664,723	Term Loan, 4.56%, Maturing August 1, 2014	1,437,285
	Dayco Products, LLC
1,409,398	Term Loan, 0.00%, Maturing June 21, 2011(2)	279,061
	Delphi Corp.
1,361,357	DIP Loan, 0.00%, Maturing June 30, 2009(2)	203,718
832,712	DIP Loan, 9.25%, Maturing June 30, 2009	663,047
138,644	DIP Loan, 10.50%, Maturing June 30, 2009	20,747
	Dollar Thrifty Automotive Group, Inc.
379,500	Term Loan, 3.02%, Maturing June 15, 2014	109,106
	Federal-Mogul Corp.
1,230,675	Term Loan, 2.45%, Maturing December 27, 2014	606,986
1,945,265	Term Loan, 2.50%, Maturing December 27, 2015	959,432

Principal
Amount	Borrower/Tranche Description	Value
	Ford Motor Co.
$2,437,892	Term Loan, 3.56%, Maturing December 15, 2013	$1,174,591
	General Motors Corp.
5,626,906	Term Loan, 8.00%, Maturing November 29, 2013	2,384,401
	Goodyear Tire & Rubber Co.
7,425,000	Term Loan - Second Lien, 2.28%, Maturing April 30, 2010	5,209,105
	Keystone Automotive Operations, Inc.
955,705	Term Loan, 4.39%, Maturing January 12, 2012	384,671
	LKQ Corp.
664,617	Term Loan, 2.81%, Maturing October 12, 2014	574,894
	Tenneco Automotive, Inc.
525,000	Term Loan, 5.50%, Maturing March 17, 2014	255,938
	TriMas Corp.
187,500	Term Loan, 2.75%, Maturing August 2, 2011	131,250
1,290,412	Term Loan, 3.19%, Maturing August 2, 2013	903,288
	TRW Automotive, Inc.
908,813	Term Loan, 2.06%, Maturing February 2, 2014	485,079
	United Components, Inc.
963,513	Term Loan, 3.50%, Maturing June 30, 2010	672,051

		$22,601,797

Beverage and Tobacco — 0.3%
	Constellation Brands, Inc.
$528,716	Term Loan, 2.73%, Maturing June 5, 2013	$497,819
	Culligan International Co.
1,788,500	Term Loan, 3.05%, Maturing November 24, 2014	956,848
	Van Houtte, Inc.
118,497	Term Loan, 3.72%, Maturing July 11, 2014	93,316
868,978	Term Loan, 3.72%, Maturing July 11, 2014	684,320

		$2,232,303

Brokers, Dealers and Investment Houses — 0.1%
	AmeriTrade Holding Corp.
$728,837	Term Loan, 2.06%, Maturing December 31, 2012	$684,743

		$684,743

Building and Development — 2.2%
	AIMCO Properties, L.P.
$1,071,875	Term Loan, 2.06%, Maturing March 23, 2011	$868,219
	Beacon Sales Acquisition, Inc.
1,649,317	Term Loan, 3.32%, Maturing September 30, 2013	1,282,344
	Brickman Group Holdings, Inc.
1,674,220	Term Loan, 2.52%, Maturing January 23, 2014	1,339,376
	Building Materials Corp. of America
784,139	Term Loan, 3.88%, Maturing February 22, 2014	555,171
	Capital Automotive (REIT)
325,592	Term Loan, 2.25%, Maturing December 16, 2010	175,820
	Contech Construction Products
758,101	Term Loan, 2.54%, Maturing January 13, 2013	350,621
	Epco/Fantome, LLC
220,000	Term Loan, 3.15%, Maturing November 23, 2010	206,800
	LNR Property Corp.
1,980,000	Term Loan, 4.00%, Maturing July 3, 2011	1,076,625
	Mueller Water Products, Inc.
4,877,673	Term Loan, 2.75%, Maturing May 24, 2014	3,949,900
	NCI Building Systems, Inc.
187,047	Term Loan, 2.25%, Maturing June 18, 2010	157,431
	Panolam Industries Holdings, Inc.
1,686,869	Term Loan, 5.00%, Maturing September 30, 2012	969,950

Principal
Amount	Borrower/Tranche Description	Value
	Re/Max International, Inc.
$455,712	Term Loan, 4.53%, Maturing December 17, 2012	$289,377
	Realogy Corp.
543,242	Term Loan, 3.50%, Maturing September 1, 2014	313,926
2,017,758	Term Loan, 3.52%, Maturing September 1, 2014	1,166,012
	South Edge, LLC
750,000	Term Loan, 0.00%, Maturing October 31, 2009(2)	123,750
	Standard Pacific Corp.
450,000	Term Loan, 3.00%, Maturing May 5, 2013	220,500
	TRU 2005 RE Holding Co.
4,885,072	Term Loan, 3.50%, Maturing December 9, 2009	2,247,133
	Wintergames Acquisition ULC
2,314,111	Term Loan, 8.02%, Maturing April 24, 2009	1,417,393

		$16,710,348

Business Equipment and Services — 8.5%
	ACCO Brands Corp.
$1,340,476	Term Loan, 7.75%, Maturing August 17, 2012	$945,035
	Activant Solutions, Inc.
956,312	Term Loan, 3.44%, Maturing May 1, 2013	569,006
1,420,991	Term Loan, 3.94%, Maturing May 1, 2013	845,489
	Acxiom Corp.
1,230,000	Term Loan, 2.65%, Maturing September 15, 2012	1,107,000
	Affiliated Computer Services
2,659,807	Term Loan, 2.52%, Maturing March 20, 2013	2,487,585
3,869,405	Term Loan, 2.54%, Maturing March 20, 2013	3,618,862
	Affinion Group, Inc.
6,223,414	Term Loan, 3.72%, Maturing October 17, 2012	5,258,785
	Allied Barton Security Service
897,920	Term Loan, 6.75%, Maturing February 21, 2015	796,904
	Education Management, LLC
4,228,441	Term Loan, 3.00%, Maturing June 1, 2013	3,641,745
	Euronet Worldwide, Inc.
880,000	Term Loan, 2.98%, Maturing April 4, 2012	755,700
	Info USA, Inc.
444,856	Term Loan, 3.22%, Maturing February 14, 2012	359,221
	Information Resources, Inc.
721,564	Term Loan, 3.00%, Maturing May 7, 2014	476,233
	Intergraph Corp.
1,674,762	Term Loan, 3.26%, Maturing May 29, 2014	1,461,230
1,000,000	Term Loan - Second Lien, 6.80%, Maturing November 29, 2014	831,250
	iPayment, Inc.
2,582,880	Term Loan, 2.91%, Maturing May 10, 2013	1,399,061
	Kronos, Inc.
761,472	Term Loan, 3.47%, Maturing June 11, 2014	548,260
	Language Line, Inc.
460,065	Term Loan, 4.47%, Maturing June 11, 2011	400,256
	Mitchell International, Inc.
2,223,370	Term Loan, 3.25%, Maturing March 28, 2014	1,606,385
	N.E.W. Holdings I, LLC
1,127,205	Term Loan, 3.55%, Maturing May 22, 2014	727,047
	Protection One, Inc.
3,012,775	Term Loan, 2.77%, Maturing March 31, 2012	2,221,922
	Quintiles Transnational Corp.
3,379,847	Term Loan, 2.96%, Maturing March 31, 2013	3,033,412
	RiskMetrics Group Holdings, LLC
1,501,533	Term Loan, 3.22%, Maturing January 11, 2014	1,343,872
	Sabre, Inc.
5,190,795	Term Loan, 3.01%, Maturing September 30, 2014	2,755,015
	Safenet, Inc.
736,875	Term Loan, 3.66%, Maturing April 12, 2014	508,444

Principal
Amount	Borrower/Tranche Description	Value
	Serena Software, Inc.
$3,390,435	Term Loan, 2.51%, Maturing March 10, 2013	$2,065,341
	Sitel (Client Logic)
956,194	Term Loan, 6.63%, Maturing January 29, 2014	509,173
	Solera Holdings, LLC
1,466,405	Term Loan, 3.13%, Maturing May 15, 2014	1,279,438
	SunGard Data Systems, Inc.
11,855,021	Term Loan, 2.70%, Maturing February 11, 2013	10,106,405
673,313	Term Loan, 6.75%, Maturing February 28, 2014	637,964
	TDS Investor Corp.
3,453,580	Term Loan, 2.77%, Maturing August 23, 2013	2,016,027
1,367,022	Term Loan, 3.02%, Maturing August 23, 2013	801,987
274,294	Term Loan, 3.47%, Maturing August 23, 2013	160,919
	Transaction Network Services, Inc.
368,463	Term Loan, 2.52%, Maturing May 4, 2012	332,231
	URS Corp.
386,975	Term Loan, 3.69%, Maturing May 15, 2013	365,046
	Valassis Communications, Inc.
1,437,493	Term Loan, 2.27%, Maturing March 2, 2014	1,139,213
	VWR International, Inc.
3,175,000	Term Loan, 3.02%, Maturing June 28, 2013	2,622,020
	West Corp.
7,443,762	Term Loan, 2.89%, Maturing October 24, 2013	5,588,136

		$65,321,619

Cable and Satellite Television — 6.7%
	Atlantic Broadband Finance, LLC
$363,696	Term Loan, 3.47%, Maturing February 10, 2011	$328,236
	Bresnan Broadband Holdings, LLC
1,300,000	Term Loan, 3.13%, Maturing March 29, 2014	1,140,750
3,700,000	Term Loan, 3.25%, Maturing March 29, 2014	3,246,750
	Cequel Communications, LLC
7,937,424	Term Loan, 2.52%, Maturing November 5, 2013	6,883,509
1,000,000	Term Loan - Second Lien, 5.00%, Maturing May 5, 2014	661,667
	Charter Communications Operating, Inc.
8,350,097	Term Loan, 5.21%, Maturing April 28, 2013	6,854,035
994,987	Term Loan, 9.25%, Maturing March 6, 2014	925,338
	CSC Holdings, Inc.
4,728,119	Term Loan, 2.31%, Maturing March 29, 2013	4,300,616
	CW Media Holdings, Inc.
1,444,375	Term Loan, 4.47%, Maturing February 15, 2015	1,063,060
	DirectTV Holdings, LLC
1,789,018	Term Loan, 2.02%, Maturing April 13, 2013	1,681,270
995,000	Term Loan, 5.25%, Maturing April 13, 2013	954,890
	Foxco Acquisition Sub., LLC
2,069,813	Term Loan, 7.25%, Maturing July 2, 2015	1,065,953
	Insight Midwest Holdings, LLC
3,712,500	Term Loan, 2.50%, Maturing April 6, 2014	3,265,675
	MCC Iowa, LLC
1,000,793	Term Loan, 1.97%, Maturing March 31, 2010	938,244
	Mediacom Broadband Group
1,234,899	Term Loan, 2.22%, Maturing January 31, 2015	1,052,134
1,979,811	Term Loan, 2.22%, Maturing January 31, 2015	1,686,799
1,492,500	Term Loan, 6.50%, Maturing January 3, 2016	1,385,786
	Mediacom Illinois, LLC
6,204,565	Term Loan, 1.97%, Maturing January 31, 2015	5,201,491
	UPC Broadband Holding B.V.
8,500,000	Term Loan, 2.25%, Maturing December 31, 2014	7,386,500

Principal
Amount	Borrower/Tranche Description	Value
	Virgin Media Investment Holdings
$1,490,032	Term Loan, 4.63%, Maturing March 30, 2012	$1,354,067

		$51,376,770

Chemicals and Plastics — 5.1%
	AZ Chem US, Inc.
$929,232	Term Loan, 2.52%, Maturing February 28, 2013	$689,955
	Brenntag Holding GmbH and Co. KG
451,636	Term Loan, 2.60%, Maturing December 23, 2013	331,953
4,986,818	Term Loan, 3.21%, Maturing December 23, 2013	3,665,312
1,000,000	Term Loan - Second Lien, 5.50%, Maturing December 23, 2015	577,500
	Celanese Holdings, LLC
689,822	Term Loan, 2.00%, Maturing April 2, 2014	592,776
7,522,118	Term Loan, 2.94%, Maturing April 2, 2014	6,463,892
	Cognis GmbH
975,000	Term Loan, 3.65%, Maturing September 15, 2013	621,562
	Columbian Chemicals Acquisition
1,285,950	Term Loan, 4.47%, Maturing March 16, 2013	675,124
	Foamex, L.P.
1,146,575	Term Loan, 4.46%, Maturing February 12, 2013	322,952
	Georgia Gulf Corp.
2,089,447	Term Loan, 8.91%, Maturing October 3, 2013	916,745
	Hexion Specialty Chemicals, Inc.
491,250	Term Loan, 3.50%, Maturing May 5, 2012	142,462
1,673,772	Term Loan, 3.44%, Maturing May 5, 2013	502,132
493,312	Term Loan, 3.50%, Maturing May 5, 2013	173,188
2,270,937	Term Loan, 3.69%, Maturing May 5, 2013	797,260
	Huish Detergents, Inc.
589,500	Term Loan, 2.27%, Maturing April 26, 2014	514,830
1,000,000	Term Loan - Second Lien, Maturing November 7, 2014(3)	787,500
	Huntsman International, LLC
7,537,295	Term Loan, 2.27%, Maturing August 16, 2012	5,026,954
	INEOS Group
4,500,832	Term Loan, 7.50%, Maturing December 14, 2013	1,676,560
4,500,832	Term Loan, 8.00%, Maturing December 14, 2014	1,676,560
	Innophos, Inc.
915,357	Term Loan, 3.52%, Maturing August 10, 2010	862,724
	ISP Chemco, Inc.
2,758,000	Term Loan, 2.43%, Maturing June 4, 2014	2,352,919
	Kranton Polymers, LLC
2,711,514	Term Loan, 3.44%, Maturing May 12, 2013	1,690,176
	Lucite International Group Holdings
522,473	Term Loan, 3.43%, Maturing July 7, 2013	444,102
1,689,390	Term Loan, 3.43%, Maturing July 7, 2013	1,435,981
	MacDermid, Inc.
2,280,738	Term Loan, 2.52%, Maturing April 12, 2014	1,396,952
	Millenium Inorganic Chemicals
786,905	Term Loan, 3.47%, Maturing April 30, 2014	461,651
	Momentive Performance Material
2,123,503	Term Loan, 2.81%, Maturing December 4, 2013	1,288,966
	MSCI, Inc.
987,500	Term Loan, 3.57%, Maturing November 5, 2014	908,500
	Propex Fabrics, Inc.
161,255	Term Loan, 7.25%, Maturing July 31, 2012(4)	25,398
	Rockwood Specialties Group, Inc.
2,781,082	Term Loan, 2.27%, Maturing December 10, 2012	2,445,366
	Solo Cup Co.
140,761	Term Loan, 4.97%, Maturing February 27, 2011	127,388

		$39,595,340

Principal
Amount	Borrower/Tranche Description	Value
Clothing/Textiles — 0.3%
	Hanesbrands, Inc.
$1,124,866	Term Loan, 5.98%, Maturing September 5, 2013	$1,078,064
	The William Carter Co.
1,035,962	Term Loan, 2.12%, Maturing July 14, 2012	934,955

		$2,013,019

Conglomerates — 3.2%
	Amsted Industries, Inc.
$2,876,096	Term Loan, 3.12%, Maturing October 15, 2010	$2,602,867
463,241	Term Loan, 3.24%, Maturing April 5, 2013	419,233
	Doncasters (Dunde HoldCo 4 Ltd.)
675,760	Term Loan, 3.01%, Maturing July 13, 2015	444,312
675,760	Term Loan, 3.51%, Maturing July 13, 2015	444,312
	GenTek, Inc.
681,846	Term Loan, 3.16%, Maturing February 28, 2011	581,274
	Jarden Corp.
86,700	Term Loan, 2.97%, Maturing January 24, 2012	77,814
3,166,320	Term Loan, 2.97%, Maturing January 24, 2012	2,841,772
1,979,916	Term Loan, 3.72%, Maturing January 24, 2012	1,799,603
	Johnson Diversey, Inc.
225,741	Term Loan, 3.18%, Maturing December 16, 2010	205,425
1,990,433	Term Loan, 3.18%, Maturing December 16, 2011	1,811,294
	Manitowoc Company, Inc. (The)
1,150,000	Term Loan, 6.50%, Maturing August 21, 2014	826,563
	Polymer Group, Inc.
1,447,340	Term Loan, 3.25%, Maturing November 22, 2012	1,161,490
	RBS Global, Inc.
1,684,608	Term Loan, 2.56%, Maturing July 19, 2013	1,339,263
4,704,918	Term Loan, 3.39%, Maturing July 19, 2013	3,842,351
	RGIS Holdings, LLC
116,148	Term Loan, 3.72%, Maturing April 30, 2014	87,111
2,322,961	Term Loan, 3.73%, Maturing April 30, 2014	1,742,221
	US Investigations Services, Inc.
3,278,737	Term Loan, 3.98%, Maturing February 21, 2015	2,657,144
	Vertrue, Inc.
2,567,813	Term Loan, 4.24%, Maturing August 16, 2014	1,835,986

		$24,720,035

Containers and Glass Products — 2.8%
	Berry Plastics Corp.
$3,688,078	Term Loan, 2.53%, Maturing April 3, 2015	$2,500,517
	Consolidated Container Co.
735,000	Term Loan, 2.77%, Maturing March 28, 2014	469,175
	Crown Americas, Inc.
485,000	Term Loan, 2.31%, Maturing November 15, 2012	454,687
	Graham Packaging Holdings Co.
7,310,375	Term Loan, 3.57%, Maturing October 7, 2011	6,270,935
	Graphic Packaging International, Inc.
5,965,465	Term Loan, 3.13%, Maturing May 16, 2014	5,124,973
492,613	Term Loan, 3.90%, Maturing May 16, 2014	433,500
	JSG Acquisitions
195,000	Term Loan, 3.29%, Maturing December 31, 2013	150,759
195,000	Term Loan, 3.54%, Maturing December 13, 2014	150,759
	Kranson Industries, Inc.
293,192	Term Loan, 2.80%, Maturing July 31, 2013	241,395
	Owens-Brockway Glass Container
406,938	Term Loan, 2.06%, Maturing June 14, 2013	363,919
	Pregis Corp.
1,257,750	Term Loan, 2.77%, Maturing October 12, 2011	1,006,200

Principal
Amount	Borrower/Tranche Description	Value
	Smurfit-Stone Container Corp.
$2,276,350	DIP Loan, 10.00%, Maturing August 6, 2010	$2,286,309
402,645	Revolving Loan, 3.06%, Maturing December 31, 2009	271,785
1,214,196	Term Loan, 3.00%, Maturing November 1, 2009	819,582
247,203	Term Loan, 2.75%, Maturing November 1, 2011	166,167
158,026	Term Loan, 2.75%, Maturing November 1, 2011	106,668
277,302	Term Loan, 2.75%, Maturing November 1, 2011	186,399
522,670	Term Loan, 3.84%, Maturing November 1, 2011	352,802
	Tegrant Holding Corp.
982,500	Term Loan, 4.47%, Maturing March 8, 2013	520,725

		$21,877,256

Cosmetics/Toiletries — 0.4%
	American Safety Razor Co.
$2,160,788	Term Loan, 3.58%, Maturing July 31, 2013	$1,728,630
	Bausch & Lomb, Inc.
260,239	Term Loan, 3.55%, Maturing April 30, 2015(5)	223,480
1,030,546	Term Loan, 4.47%, Maturing April 30, 2015	884,981
	Prestige Brands, Inc.
218,313	Term Loan, 2.77%, Maturing April 7, 2011	198,120

		$3,035,211

Drugs — 1.1%
	Chattem, Inc.
$626,140	Term Loan, 2.85%, Maturing January 2, 2013	$576,048
	Graceway Pharmaceuticals, LLC
1,026,562	Term Loan, 3.27%, Maturing May 3, 2012	686,086
	Pharmaceutical Holdings Corp.
176,446	Term Loan, 3.75%, Maturing January 30, 2012	154,390
	Royal Pharma Finance Trust
490,000	Term Loan, 3.47%, Maturing April 16, 2013	455,496
	Stiefel Laboratories, Inc.
2,100,662	Term Loan, 3.41%, Maturing December 28, 2013	1,885,344
2,746,421	Term Loan, 3.41%, Maturing December 28, 2013	2,464,913
	Warner Chilcott Corp.
564,113	Term Loan, 2.52%, Maturing January 18, 2012	523,685
1,826,238	Term Loan, 2.91%, Maturing January 18, 2012	1,695,357

		$8,441,319

Ecological Services and Equipment — 0.8%
	Big Dumpster Merger Sub, Inc.
$1,020,317	Term Loan, 2.77%, Maturing February 5, 2013	$535,666
	Casella Waste Systems, Inc.
989,714	Term Loan, 2.54%, Maturing April 28, 2010	927,857
	IESI Corp.
2,000,000	Term Loan, 2.28%, Maturing January 20, 2012	1,780,000
	Sensus Metering Systems, Inc.
2,196,435	Term Loan, 2.86%, Maturing December 17, 2010	1,987,774
	Synagro Technologies, Inc.
736,875	Term Loan, 2.57%, Maturing June 21, 2012	458,705
	Wastequip, Inc.
429,607	Term Loan, 2.77%, Maturing February 5, 2013	225,544

		$5,915,546

Electronics/Electrical — 2.6%
	Aspect Software, Inc.
$924,345	Term Loan, 4.25%, Maturing July 11, 2011	$583,493
	Baldor Electric Co.
753,489	Term Loan, 2.62%, Maturing January 31, 2014	680,233
	Fairchild Semiconductor Corp.
559,188	Term Loan, 2.31%, Maturing June 26, 2013	335,513

Principal
Amount	Borrower/Tranche Description	Value
	Freescale Semiconductor, Inc.
$6,254,785	Term Loan, 2.25%, Maturing December 1, 2013	$2,607,463
	Infor Enterprise Solutions Holdings
2,472,399	Term Loan, 3.27%, Maturing July 28, 2012	1,442,232
754,491	Term Loan, 4.27%, Maturing July 28, 2012	456,467
1,446,109	Term Loan, 4.27%, Maturing July 28, 2012	874,896
	Network Solutions, LLC
845,439	Term Loan, 3.19%, Maturing March 7, 2014	524,172
	Open Solutions, Inc.
4,146,620	Term Loan, 3.26%, Maturing January 23, 2014	2,197,709
	Sensata Technologies Finance Co.
5,364,711	Term Loan, 2.93%, Maturing April 27, 2013	2,317,555
	Spectrum Brands, Inc.
120,609	Term Loan, 2.71%, Maturing March 30, 2013	86,688
2,349,453	Term Loan, 6.05%, Maturing March 30, 2013	1,688,669
	SS&C Technologies, Inc.
3,481,068	Term Loan, 3.22%, Maturing November 23, 2012	2,636,909
	VeriFone, Inc.
1,922,674	Term Loan, 3.27%, Maturing October 31, 2013	1,566,979
	Vertafore, Inc.
2,210,625	Term Loan, 3.75%, Maturing January 31, 2012	1,879,031

		$19,878,009

Equipment Leasing — 0.2%
	Hertz Corp.
$2,085,468	Term Loan, 2.30%, Maturing December 21, 2012	$1,589,127
379,938	Term Loan, 2.98%, Maturing December 21, 2012	289,512

		$1,878,639

Farming/Agriculture — 0.2%
	BF Bolthouse HoldCo, LLC
$1,397,489	Term Loan, 2.75%, Maturing December 16, 2012	$1,191,359
	Central Garden & Pet Co.
224,460	Term Loan, 2.03%, Maturing February 28, 2014	157,571

		$1,348,930

Financial Intermediaries — 1.5%
	Asset Acceptence Capital Corp.
$1,989,634	Term Loan, 3.59%, Maturing June 5, 2013	$1,412,640
	Citco III, Ltd.
2,999,664	Term Loan, 3.58%, Maturing June 30, 2014	2,114,763
	E.A. Viner International Co.
301,627	Term Loan, 5.72%, Maturing July 31, 2013	188,517
	Grosvenor Capital Management
1,613,445	Term Loan, 2.75%, Maturing December 5, 2013	943,866
	INVESTools, Inc.
2,536,000	Term Loan, 3.77%, Maturing August 13, 2012	2,472,600
	LPL Holdings, Inc.
3,165,370	Term Loan, 2.69%, Maturing December 18, 2014	2,611,430
	Nuveen Investments, Inc.
1,534,500	Term Loan, 3.53%, Maturing November 2, 2014	866,992
	Oxford Acquisition III, Ltd.
1,805,815	Term Loan, 2.88%, Maturing May 24, 2014	469,512
	RJO Holdings Corp. (RJ O’Brien)
496,231	Term Loan, 3.54%, Maturing July 31, 2014	212,552

		$11,292,872

Food Products — 2.3%
	Acosta, Inc.
$2,881,137	Term Loan, 2.77%, Maturing July 28, 2013	$2,448,967

Principal
Amount	Borrower/Tranche Description	Value
	Advance Food Company, Inc.
$18,528	Term Loan, 2.27%, Maturing March 16, 2014	$11,372
218,204	Term Loan, 2.27%, Maturing March 16, 2014	133,923
	Advantage Sales & Marketing, Inc.
3,077,931	Term Loan, 2.51%, Maturing March 29, 2013	2,559,814
	American Seafoods Group, LLC
288,289	Term Loan, 2.02%, Maturing September 30, 2011	247,928
1,176,072	Term Loan, 2.27%, Maturing September 30, 2012	1,049,644
	B&G Foods, Inc.
1,500,000	Term Loan, 3.26%, Maturing February 23, 2013	1,372,500
	Birds Eye Foods, Inc.
732,494	Term Loan, 2.97%, Maturing March 22, 2013	664,738
	Dean Foods Co.
3,441,219	Term Loan, 2.71%, Maturing April 2, 2014	3,111,078
	Dole Food Company, Inc.
165,579	Term Loan, 7.96%, Maturing April 12, 2013	151,183
616,900	Term Loan, 7.97%, Maturing April 12, 2013	563,265
93,660	Term Loan, 8.00%, Maturing April 12, 2013	85,517
	Michael Foods, Inc.
252,790	Term Loan, 2.96%, Maturing November 21, 2010	243,310
	Pinnacle Foods Finance, LLC
4,078,125	Term Loan, 3.25%, Maturing April 2, 2014	3,355,534
	Reddy Ice Group, Inc.
1,675,000	Term Loan, 2.31%, Maturing August 9, 2012	931,719
	Wrigley Company
1,099,290	Term Loan, 6.50%, Maturing October 6, 2014	1,088,641

		$18,019,133

Food Service — 2.8%
	AFC Enterprises, Inc.
$755,185	Term Loan, 2.97%, Maturing May 23, 2009	$634,356
	Aramark Corp.
10,744,201	Term Loan, 3.10%, Maturing January 26, 2014	9,360,885
682,446	Term Loan, 4.06%, Maturing January 26, 2014	594,581
	Buffets, Inc.
720,196	DIP Loan, 19.00%, Maturing July 22, 2009	702,191
42,426	Term Loan, 7.73%, Maturing July 22, 2009(4)	6,364
426,020	Term Loan, 7.73%, Maturing July 22, 2009(4)	63,903
119,593	Term Loan, 8.77%, Maturing May 1, 2013(4)	10,465
886,175	Term Loan, 7.77%, Maturing November 1, 2013(4)	77,540
	CBRL Group, Inc.
1,542,460	Term Loan, 2.69%, Maturing April 27, 2013	1,329,821
	Denny’s, Inc.
123,333	Term Loan, 2.44%, Maturing March 31, 2012	106,375
422,174	Term Loan, 3.98%, Maturing March 31, 2012	364,125
	JRD Holdings, Inc.
4,460,156	Term Loan, 2.81%, Maturing June 26, 2014	3,991,840
	NPC International, Inc.
903,914	Term Loan, 2.75%, Maturing May 3, 2013	759,288
	OSI Restaurant Partners, LLC
254,791	Term Loan, 3.97%, Maturing May 9, 2013	139,116
2,937,658	Term Loan, 2.81%, Maturing May 9, 2014	1,603,961
	QCE Finance, LLC
1,473,633	Term Loan, 3.50%, Maturing May 5, 2013	801,902
	Sagittarius Restaurants, LLC
223,739	Term Loan, 9.50%, Maturing March 29, 2013	85,021

Principal
Amount	Borrower/Tranche Description	Value
	Weight Watchers International, Inc.
$977,500	Term Loan, 2.38%, Maturing January 26, 2014	$912,333

		$21,544,067

Food/Drug Retailers — 2.3%
	General Nutrition Centers, Inc.
$3,268,976	Term Loan, 3.30%, Maturing September 16, 2013	$2,413,593
	Krispy Kreme Doughnut Corp.
338,256	Term Loan, 8.75%, Maturing February 16, 2014	262,148
	Pantry, Inc. (The)
573,947	Term Loan, 2.02%, Maturing May 15, 2014	478,528
1,998,669	Term Loan, 2.02%, Maturing May 15, 2014	1,666,391
	Rite Aid Corp.
6,090,981	Term Loan, 2.28%, Maturing June 1, 2014	4,080,958
2,932,650	Term Loan, 6.00%, Maturing June 4, 2014	2,045,523
1,000,000	Term Loan - Second Lien, 14.25%, Maturing September 14, 2010	985,000
	Roundy’s Supermarkets, Inc.
4,860,034	Term Loan, 3.28%, Maturing November 3, 2011	4,301,130
	Supervalu, Inc.
1,486,370	Term Loan, 1.77%, Maturing June 1, 2012	1,331,788

		$17,565,059

Forest Products — 2.0%
	Appleton Papers, Inc.
$884,250	Term Loan, 6.50%, Maturing June 5, 2014	$641,081
	Georgia-Pacific Corp.
2,643,775	Term Loan, 2.98%, Maturing December 20, 2012	2,338,501
9,825,689	Term Loan, 3.26%, Maturing December 20, 2012	8,691,126
	Newpage Corp.
4,453,691	Term Loan, 4.81%, Maturing December 5, 2014	3,064,140
	Xerium Technologies, Inc.
1,698,844	Term Loan, 6.72%, Maturing May 18, 2012	1,010,812

		$15,745,660

Healthcare — 10.7%
	Accellent, Inc.
$1,464,773	Term Loan, 3.76%, Maturing November 22, 2012	$1,179,143
	American Medical Systems
517,189	Term Loan, 2.81%, Maturing July 20, 2012	469,349
	AMN Healthcare, Inc.
1,852,956	Term Loan, 2.97%, Maturing November 2, 2011	1,676,925
	AMR HoldCo, Inc.
1,286,311	Term Loan, 2.55%, Maturing February 10, 2012	1,164,111
	Biomet, Inc.
4,967,462	Term Loan, 4.16%, Maturing December 26, 2014	4,491,674
	Bright Horizons Family Solutions, Inc.
796,000	Term Loan, 7.50%, Maturing May 15, 2015	604,960
	Cardinal Health 409, Inc.
4,681,467	Term Loan, 2.77%, Maturing April 10, 2014	2,972,732
	Carestream Health, Inc.
3,678,527	Term Loan, 2.90%, Maturing April 30, 2013	2,941,508
	Community Health Systems, Inc.
591,069	Term Loan, 2.77%, Maturing July 25, 2014	512,309
11,581,566	Term Loan, 3.44%, Maturing July 25, 2014	10,038,322
	Concentra, Inc.
466,688	Term Loan, 3.47%, Maturing June 25, 2014	282,346
	ConMed Corp.
677,066	Term Loan, 2.02%, Maturing April 13, 2013	555,194
	CRC Health Corp.
764,684	Term Loan, 3.47%, Maturing February 6, 2013	516,162
1,686,193	Term Loan, 3.47%, Maturing February 6, 2013	1,138,180

Principal
Amount	Borrower/Tranche Description	Value
	DaVita, Inc.
$3,056,280	Term Loan, 2.37%, Maturing October 5, 2012	$2,842,340
	DJO Finance, LLC
544,500	Term Loan, 3.82%, Maturing May 15, 2014	465,003
	Fresenius Medical Care Holdings
1,258,291	Term Loan, 2.62%, Maturing March 31, 2013	1,168,638
	Fresenius SE
175,053	Term Loan, 6.75%, Maturing September 30, 2014	173,740
324,947	Term Loan, 6.75%, Maturing September 30, 2014	322,510
	Hanger Orthopedic Group, Inc.
302,508	Term Loan, 2.52%, Maturing May 30, 2013	269,232
	HCA, Inc.
12,285,982	Term Loan, 3.47%, Maturing November 18, 2013	10,483,014
	Health Management Association, Inc.
8,972,776	Term Loan, 2.97%, Maturing February 28, 2014	7,304,961
	HealthSouth Corp.
3,646,332	Term Loan, 3.05%, Maturing March 10, 2013	3,225,294
	Ikaria Acquisition, Inc.
1,899,764	Term Loan, 3.42%, Maturing March 28, 2013	1,619,549
	IM U.S. Holdings, LLC
2,823,799	Term Loan, 2.79%, Maturing June 26, 2014	2,487,767
	Invacare Corp.
864,722	Term Loan, 3.34%, Maturing February 12, 2013	739,337
	inVentiv Health, Inc.
1,581,009	Term Loan, 2.97%, Maturing July 6, 2014	1,324,095
	Invitrogen Corp.
2,992,500	Term Loan, 5.25%, Maturing September 30, 2015	2,968,808
	LifePoint Hospitals, Inc.
1,449,394	Term Loan, 2.89%, Maturing April 15, 2012	1,338,878
	MultiPlan Merger Corp.
1,787,225	Term Loan, 3.06%, Maturing April 12, 2013	1,481,908
2,421,021	Term Loan, 3.06%, Maturing April 12, 2013	2,007,431
	Mylan, Inc.
1,374,456	Term Loan, 4.37%, Maturing October 2, 2014	1,279,962
	National Mentor Holdings, Inc.
73,271	Term Loan, 2.44%, Maturing June 29, 2013	48,237
1,198,366	Term Loan, 3.22%, Maturing June 29, 2013	788,924
	National Rental Institutes, Inc.
231,170	Term Loan, 6.25%, Maturing March 31, 2013	123,676
	Physiotherapy Associates, Inc.
531,003	Term Loan, 7.50%, Maturing June 27, 2013	296,476
	Psychiatric Solutions, Inc.
987,927	Term Loan, 2.27%, Maturing May 31, 2014	879,872
	RadNet Management, Inc.
962,601	Term Loan, 5.07%, Maturing November 15, 2012	777,301
	ReAble Therapeutics Finance, LLC
3,786,277	Term Loan, 2.93%, Maturing November 16, 2013	3,298,794
	Renal Advantage, Inc.
753,653	Term Loan, 3.71%, Maturing October 5, 2012	621,764
	Select Medical Holdings Corp.
2,755,336	Term Loan, 3.25%, Maturing February 24, 2012	2,250,520
	Sunrise Medical Holdings, Inc.
442,976	Term Loan, 4.86%, Maturing May 13, 2010	249,174
	TZ Merger Sub., Inc. (TriZetto)
1,221,938	Term Loan, 7.50%, Maturing July 24, 2015	1,072,250
	Vanguard Health Holding Co., LLC
1,967,847	Term Loan, 2.77%, Maturing September 23, 2011	1,804,270
	Viant Holdings, Inc.
385,086	Term Loan, 3.47%, Maturing June 25, 2014	225,275

		$82,481,915

Principal
Amount	Borrower/Tranche Description	Value
Home Furnishings — 1.3%
	Hunter Fan Co.
$260,675	Term Loan, 3.00%, Maturing April 16, 2014	$134,248
	Interline Brands, Inc.
1,167,319	Term Loan, 2.22%, Maturing June 23, 2013	881,326
1,608,049	Term Loan, 2.22%, Maturing June 23, 2013	1,214,077
	National Bedding Co., LLC
4,454,565	Term Loan, 2.57%, Maturing August 31, 2011	2,164,918
1,290,884	Term Loan - Second Lien, 5.56%, Maturing August 31, 2012	367,902
	Oreck Corp.
485,492	Term Loan, 3.27%, Maturing February 2, 2012(6)	148,561
	Sealy Mattress Co.
1,800,000	Term Loan, 5.68%, Maturing August 25, 2011	1,332,000
2,090,301	Term Loan, 5.00%, Maturing August 25, 2012	1,572,951
	Simmons Co.
3,277,728	Term Loan, 10.50%, Maturing December 19, 2011(4)	2,540,239

		$10,356,222

Industrial Equipment — 1.9%
	Brand Energy and Infrastructure Services, Inc.
$543,125	Term Loan, 4.52%, Maturing February 7, 2014	$306,866
	Bucyrus International, Inc.
492,500	Term Loan, 2.49%, Maturing May 4, 2014	462,950
	CEVA Group PLC U.S.
739,797	Term Loan, 3.52%, Maturing January 4, 2014	321,812
1,746,255	Term Loan, 3.52%, Maturing January 4, 2014	759,621
484,835	Term Loan, 4.22%, Maturing January 4, 2014	210,903
	EPD Holdings (Goodyear Engineering Products)
253,688	Term Loan, 3.04%, Maturing July 13, 2014	99,255
1,773,494	Term Loan, 3.04%, Maturing July 13, 2014	693,879
	Flowserve Corp.
229,041	Term Loan, 2.77%, Maturing August 10, 2012	218,447
	Generac Acquisition Corp.
1,264,668	Term Loan, 3.00%, Maturing November 7, 2013	709,795
	Gleason Corp.
174,893	Term Loan, 3.08%, Maturing June 30, 2013	149,096
336,936	Term Loan, 3.08%, Maturing June 30, 2013	287,237
	Itron, Inc.
244,842	Term Loan, 2.27%, Maturing April 18, 2014	222,500
	Jason, Inc.
270,036	Term Loan, 3.73%, Maturing April 30, 2010	175,524
	John Maneely Co.
5,357,985	Term Loan, 4.44%, Maturing December 8, 2013	3,254,976
	Kinetek Acquisition Corp.
46,773	Term Loan, 3.02%, Maturing November 10, 2013	26,310
455,795	Term Loan, 3.02%, Maturing November 10, 2013	256,385
	LN Acquisitions Corp.
133,977	Term Loan, 3.04%, Maturing July 11, 2014	108,856
358,182	Term Loan, 3.04%, Maturing July 11, 2014	291,023
	Polypore, Inc.
5,620,990	Term Loan, 2.48%, Maturing July 3, 2014	4,173,585
	Sequa Corp.
1,991,593	Term Loan, 3.76%, Maturing November 30, 2014	1,105,334
	TFS Acquisition Corp.
1,197,437	Term Loan, 4.72%, Maturing August 11, 2013	553,815

		$14,388,169

Insurance — 1.5%
	Alliant Holdings I, Inc.
$4691,250	Term Loan, 4.23%, Maturing August 21, 2014	$511,525

Principal
Amount	Borrower/Tranche Description	Value
	AmWINS Group, Inc.
$491,250	Term Loan, 3.77%, Maturing June 8, 2013	$294,750
	Applied Systems, Inc.
928,145	Term Loan, 3.72%, Maturing September 26, 2013	749,477
	CCC Information Services Group, Inc.
1,781,656	Term Loan, 2.77%, Maturing February 10, 2013	1,554,495
	Conseco, Inc.
4,412,430	Term Loan, 6.50%, Maturing October 10, 2013	1,434,039
	Crawford & Company
867,857	Term Loan, 3.72%, Maturing October 31, 2013	724,661
	Crump Group, Inc.
613,905	Term Loan, 3.52%, Maturing August 4, 2014	417,456
	Getty Images, Inc.
2,211,094	Term Loan, 7.25%, Maturing July 2, 2015	2,130,152
	Hub International Holdings, Inc.
466,530	Term Loan, 3.72%, Maturing June 13, 2014	335,902
2,075,975	Term Loan, 3.72%, Maturing June 13, 2014	1,494,702
	U.S.I. Holdings Corp.
2,895,926	Term Loan, 3.97%, Maturing May 4, 2014	1,737,555

		$11,384,714

Leisure Goods/Activities/Movies — 5.8%
	AMC Entertainment, Inc.
$4,622,023	Term Loan, 2.02%, Maturing January 26, 2013	$4,141,661
	AMF Bowling Worldwide, Inc.
491,202	Term Loan, 3.78%, Maturing June 8, 2013	272,617
	Bombardier Recreational Products
2,483,586	Term Loan, 3.69%, Maturing June 28, 2013	1,040,001
	Carmike Cinemas, Inc.
1,610,280	Term Loan, 5.19%, Maturing May 19, 2012	1,270,109
1,206,507	Term Loan, 6.13%, Maturing May 19, 2012	951,632
	Cedar Fair, L.P.
3,635,383	Term Loan, 2.52%, Maturing August 30, 2012	3,142,334
	Cinemark, Inc.
3,916,208	Term Loan, 2.38%, Maturing October 5, 2013	3,560,252
	Dave & Buster’s, Inc.
47,813	Term Loan, 3.43%, Maturing March 8, 2013	40,162
121,563	Term Loan, 3.43%, Maturing March 8, 2013	102,112
	Deluxe Entertainment Services
1,065,018	Term Loan, 3.35%, Maturing January 28, 2011	670,961
59,055	Term Loan, 3.47%, Maturing January 28, 2011	37,205
104,273	Term Loan, 3.47%, Maturing January 28, 2011	65,692
	DW Funding, LLC
616,895	Term Loan, 3.31%, Maturing April 30, 2011	505,854
	Easton-Bell Sports, Inc.
1,894,790	Term Loan, 2.92%, Maturing March 16, 2012	1,446,356
	Fender Musical Instruments Corp.
705,901	Term Loan, 2.75%, Maturing June 9, 2014	300,008
1,399,263	Term Loan, 3.47%, Maturing June 9, 2014	594,687
	Mega Blocks, Inc.
1,461,654	Term Loan, 8.75%, Maturing July 26, 2012	456,767
	Metro-Goldwyn-Mayer Holdings, Inc.
248,373	Term Loan, 3.77%, Maturing April 8, 2012	112,182
2,956,507	Term Loan, 3.77%, Maturing April 8, 2012	1,335,357
	National CineMedia, LLC
3,400,000	Term Loan, 3.08%, Maturing February 13, 2015	2,921,875
	Regal Cinemas Corp.
10,849,416	Term Loan, 4.97%, Maturing November 10, 2010	10,062,833
	Revolution Studios Distribution Co., LLC
574,597	Term Loan, 4.27%, Maturing December 21, 2014	379,234

Principal
Amount	Borrower/Tranche Description	Value
	Six Flags Theme Parks, Inc.
$2,063,250	Term Loan, 3.02%, Maturing April 30, 2015	$1,419,774
	Ticketmaster
3,525,000	Term Loan, 4.23%, Maturing July 22, 2014	3,119,625
	Universal City Development Partners, Ltd.
796,080	Term Loan, 6.00%, Maturing June 9, 2011	726,423
	WMG Acquisition Corp.
3,917,183	Term Loan, 2.98%, Maturing February 28, 2011	3,458,873
	Zuffa, LLC
3,479,975	Term Loan, 2.56%, Maturing June 20, 2016	2,599,541

		$44,734,127

Lodging and Casinos — 2.1%
	Ameristar Casinos, Inc.
$728,716	Term Loan, 3.26%, Maturing November 10, 2012	$590,260
	Green Valley Ranch Gaming, LLC
1,242,027	Term Loan, 3.08%, Maturing February 16, 2014	509,576
	Harrah’s Operating Co.
1,985,000	Term Loan, 3.95%, Maturing January 28, 2015	1,193,126
3,588,000	Term Loan, 4.16%, Maturing January 28, 2015	2,158,408
	Herbst Gaming, Inc.
70,357	Term Loan, 0.00%, Maturing December 2, 2011(2)	15,830
1,699,377	Term Loan, 0.00%, Maturing December 2, 2011(2)	382,360
	Isle of Capri Casinos, Inc.
964,548	Term Loan, 2.27%, Maturing November 30, 2013	667,950
794,311	Term Loan, 2.97%, Maturing November 30, 2013	550,060
2,411,367	Term Loan, 2.97%, Maturing November 30, 2013	1,669,872
	LodgeNet Entertainment Corp.
1,885,555	Term Loan, 3.17%, Maturing April 4, 2014	1,096,765
	New World Gaming Partners, Ltd.
150,000	Term Loan, 3.94%, Maturing June 30, 2014	68,700
740,625	Term Loan, 3.94%, Maturing June 30, 2014	339,206
	Penn National Gaming, Inc.
3,104,827	Term Loan, 2.61%, Maturing October 3, 2012	2,797,521
	Venetian Casino Resort/Las Vegas Sands, Inc.
910,853	Term Loan, 2.27%, Maturing May 14, 2014	487,875
3,927,199	Term Loan, 2.27%, Maturing May 23, 2014	2,103,506
	VML US Finance, LLC
83,333	Term Loan, 2.77%, Maturing May 25, 2012	54,771
166,667	Term Loan, 2.77%, Maturing May 25, 2013	109,542
900,000	Term Loan, 2.77%, Maturing May 25, 2013	591,525
	Wimar OpCo, LLC
3,800,525	Term Loan, 6.50%, Maturing January 3, 2012	926,906

		$16,313,759

Nonferrous Metals/Minerals — 1.3%
	Alpha Natural Resources, LLC
$279,750	Term Loan, 2.75%, Maturing October 26, 2012	$255,971
	Compass Minerals Group, Inc.
1,998,165	Term Loan, 2.42%, Maturing December 22, 2012	1,880,772
	Murray Energy Corp.
336,000	Term Loan, 6.94%, Maturing January 28, 2010	312,480
	Noranda Aluminum Acquisition
5,774,118	Term Loan, 2.56%, Maturing May 18, 2014	3,016,977
	Novelis, Inc.
454,023	Term Loan, 2.52%, Maturing June 28, 2014	288,305
998,852	Term Loan, 3.22%, Maturing June 28, 2014	634,271
	Oxbow Carbon and Mineral Holdings
379,562	Term Loan, 2.52%, Maturing May 8, 2014	263,637
4,239,679	Term Loan, 2.80%, Maturing May 8, 2014	2,944,809

Principal
Amount	Borrower/Tranche Description	Value
	Tube City IMS Corp.
$876,284	Term Loan, 3.22%, Maturing January 25, 2014	$306,699
108,108	Term Loan, 5.56%, Maturing January 25, 2014	37,838

		$9,941,759

Oil and Gas — 3.7%
	Atlas Pipeline Partners, L.P.
$3,620,000	Term Loan, 3.27%, Maturing July 20, 2014	$3,095,100
	Big West Oil, LLC
546,875	Term Loan, 4.50%, Maturing May 1, 2014	363,672
687,500	Term Loan, 4.50%, Maturing May 1, 2014	457,188
	Citgo Petroleum Corp.
5,371,747	Term Loan, 1.89%, Maturing November 15, 2012	3,813,940
	Dresser, Inc.
2,426,442	Term Loan, 3.46%, Maturing May 4, 2014	1,831,964
	Dynegy Holdings, Inc.
296,927	Term Loan, 2.02%, Maturing April 2, 2013	259,996
4,500,649	Term Loan, 2.02%, Maturing April 2, 2013	3,940,881
	Energy Transfer Equity, L.P.
900,000	Term Loan, 2.99%, Maturing February 8, 2012	823,500
	Enterprise GP Holdings, L.P.
792,000	Term Loan, 3.30%, Maturing October 31, 2014	745,470
	Hercules Offshore, Inc.
3,087,487	Term Loan, 3.21%, Maturing July 6, 2013	2,189,028
	Niska Gas Storage
54,812	Term Loan, 2.31%, Maturing May 13, 2011	47,138
81,2501	Term Loan, 2.31%, Maturing May 13, 2011	69,875
843,257	Term Loan, 2.31%, Maturing May 12, 2013	725,201
	Precision Drilling Corp.
4,000,000	Term Loan, 9.25%, Maturing September 30, 2014	3,500,000
	Targa Resources, Inc.
4,151,988	Term Loan, 2.53%, Maturing October 31, 2012	3,210,869
2,366,800	Term Loan, 3.22%, Maturing October 31, 2012	1,830,325
	Volnay Acquisition Co.
1,494,000	Term Loan, 4.59%, Maturing January 12, 2014	1,318,455

		$28,222,602

Publishing — 5.1%
	American Media Operations, Inc.
$5,021,954	Term Loan, 10.00%, Maturing January 31, 2013	$2,519,348
	Black Press US Partnership
354,250	Term Loan, 3.26%, Maturing August 2, 2013	90,334
583,471	Term Loan, 3.26%, Maturing August 2, 2013	148,785
	CanWest MediaWorks, Ltd.
2,075,637	Term Loan, 3.26%, Maturing July 10, 2014	793,931
	Dex Media West, LLC
3,215,000	Term Loan, 7.00%, Maturing October 24, 2014	1,476,222
	GateHouse Media Operating, Inc.
2,231,522	Term Loan, 2.52%, Maturing August 28, 2014	453,742
868,478	Term Loan, 2.54%, Maturing August 28, 2014	176,590
1,000,000	Term Loan, 2.79%, Maturing August 28, 2014	203,333
	Idearc, Inc.
10,142,862	Term Loan, 0.00%, Maturing November 17, 2014(2)	3,917,681
	Laureate Education, Inc.
801,171	Term Loan, 4.41%, Maturing August 17, 2014	540,457
5,353,696	Term Loan, 4.41%, Maturing August 17, 2014	3,611,513
	Local Insight Regatta Holdings, Inc.
1,343,250	Term Loan, 7.15%, Maturing April 23, 2015	483,570
	MediaNews Group, Inc.
1,022,025	Term Loan, 3.72%, Maturing August 25, 2010	132,863
311,374	Term Loan, 5.72%, Maturing December 30, 2010	42,035

Principal
Amount	Borrower/Tranche Description	Value
$1,654,908	Term Loan, 4.97%, Maturing August 2, 2013	$262,027
	Merrill Communications, LLC
1,657,230	Term Loan, 3.50%, Maturing August 9, 2009	1,102,058
	Nebraska Book Co., Inc.
1,811,482	Term Loan, 7.77%, Maturing March 4, 2011	1,521,645
494,923	Term Loan, 9.25%, Maturing March 4, 2011	415,735
	Nelson Education, Ltd.
345,625	Term Loan, 3.72%, Maturing July 5, 2014	198,734
	Newspaper Holdings, Inc.
350,000	Term Loan, 2.81%, Maturing July 24, 2014	122,500
	Nielsen Finance, LLC
12,623,738	Term Loan, 2.53%, Maturing August 9, 2013	9,881,584
	Penton Media, Inc.
984,962	Term Loan, 3.36%, Maturing February 1, 2013	382,904
	Philadelphia Newspapers, LLC
472,051	Term Loan, 0.00%, Maturing June 29, 2013(2)	96,770
	R.H. Donnelley Corp.
836,813	Term Loan, 6.75%, Maturing June 30, 2010	375,520
	Reader’s Digest Association, Inc. (The)
6,067,271	Term Loan, 3.29%, Maturing March 2, 2014	1,577,491
	SGS International, Inc.
194,539	Term Loan, 4.02%, Maturing December 30, 2011	129,368
3,231,693	Term Loan, 4.02%, Maturing December 30, 2011	2,149,076
	Source Interlink Companies, Inc.
992,443	Term Loan, 4.51%, Maturing August 1, 2014	446,599
	Source Media, Inc.
638,642	Term Loan, 5.52%, Maturing November 8, 2011	328,901
	Star Tribune Co. (The)
1,086,250	Term Loan, 0.00%, Maturing March 5, 2014(2)	174,886
	TL Acquisitions, Inc.
1,382,500	Term Loan, 3.02%, Maturing July 5, 2014	940,100
	Tribune Co.
3,413,545	Term Loan, 0.00%, Maturing May 17, 2009(2)	885,815
1,975,025	Term Loan, 0.00%, Maturing May 17, 2014(2)	444,999
	Xsys, Inc.
132,027	Term Loan, 4.01%, Maturing September 27, 2013	57,638
645,050	Term Loan, 4.01%, Maturing September 27, 2013	281,605
134,855	Term Loan, 4.01%, Maturing September 27, 2014	58,873
638,552	Term Loan, 4.01%, Maturing September 27, 2014	278,768
	Yell Group, PLC
4,350,000	Term Loan, 3.52%, Maturing February 10, 2013	2,468,625

		$39,172,625

Radio and Television — 3.4%
	Block Communications, Inc.
$1,138,293	Term Loan, 3.22%, Maturing December 22, 2011	$950,475
	Citadel Broadcasting Corp.
5,475,000	Term Loan, 2.66%, Maturing June 12, 2014	2,009,325
	CMP Susquehanna Corp.
1,653,929	Term Loan, 2.55%, Maturing May 5, 2013	597,068
	Cumulus Media, Inc.
1,276,975	Term Loan, 2.31%, Maturing June 11, 2014	546,705
	Discovery Communications, Inc.
2,511,750	Term Loan, 3.22%, Maturing April 30, 2014	2,331,763
	Emmis Operating Co.
1,403,896	Term Loan, 3.09%, Maturing November 2, 2013	591,391
	Gray Television, Inc.
1,552,736	Term Loan, 4.55%, Maturing January 19, 2015	670,265
	HIT Entertainment, Inc.
1,304,350	Term Loan, 3.49%, Maturing March 20, 2012	635,871

Principal
Amount	Borrower/Tranche Description	Value
	LBI Media, Inc.
$242,500	Term Loan, 2.02%, Maturing March 31, 2012	$168,538
	Live Nation Worldwide, Inc.
764,804	Term Loan, 4.47%, Maturing December 21, 2013	562,131
	Local TV Finance, LLC
982,500	Term Loan, 2.52%, Maturing May 7, 2013	399,550
	NEP II, Inc.
810,554	Term Loan, 2.77%, Maturing February 16, 2014	664,654
	Nexstar Broadcasting, Inc.
146,954	Term Loan, 2.27%, Maturing October 1, 2012	77,151
155,321	Term Loan, 2.97%, Maturing October 1, 2012	81,543
	PanAmSat Corp.
993,153	Term Loan, 3.93%, Maturing January 3, 2014	866,030
993,153	Term Loan, 3.93%, Maturing January 3, 2014	866,029
993,454	Term Loan, 3.93%, Maturing January 3, 2014	866,292
2,862,394	Term Loan, 3.93%, Maturing January 3, 2014	2,496,008
2,862,394	Term Loan, 3.93%, Maturing January 3, 2014	2,496,008
2,863,262	Term Loan, 3.93%, Maturing January 3, 2014	2,496,764
	Paxson Communications Corp.
250,000	Term Loan, 4.34%, Maturing January 15, 2012	51,042
	Raycom TV Broadcasting, LLC
1,800,000	Term Loan, 2.06%, Maturing June 25, 2014	1,350,000
	SFX Entertainment
113,047	Term Loan, 4.17%, Maturing June 21, 2013	83,089
	Sirius Satellite Radio, Inc.
492,500	Term Loan, 2.81%, Maturing December 19, 2012	366,913
	Spanish Broadcasting System, Inc.
850,716	Term Loan, 2.97%, Maturing June 10, 2012	266,912
	Univision Communications, Inc.
6,716,667	Term Loan, 2.77%, Maturing September 29, 2014	3,522,052
	Young Broadcasting, Inc.
523,337	Term Loan, 4.75%, Maturing November 3, 2012	184,912
705,177	Term Loan, 4.75%, Maturing November 3, 2012	249,162

		$26,447,643

Rail Industries — 0.4%
	Kansas City Southern Railway Co.
$1,564,899	Term Loan, 2.84%, Maturing April 26, 2013	$1,311,907
	Rail America, Inc.
118,560	Term Loan, 5.44%, Maturing August 14, 2009	106,111
1,831,440	Term Loan, 5.44%, Maturing August 13, 2010	1,639,139

		$3,057,157

Retailers (Except Food and Drug) — 1.9%
	Amscan Holdings, Inc.
$343,000	Term Loan, 3.65%, Maturing May 25, 2013	$269,255
	Cumberland Farms, Inc.
1,452,145	Term Loan, 2.85%, Maturing September 29, 2013	1,190,759
	Educate, Inc.
401,963	Term Loan, 3.53%, Maturing June 14, 2013	281,374
	FTD, Inc.
1,271,813	Term Loan, 6.75%, Maturing July 31, 2014	1,093,759
	Harbor Freight Tools USA, Inc.
602,433	Term Loan, 9.58%, Maturing July 15, 2010	436,764
	Josten’s Corp.
1,718,131	Term Loan, 2.50%, Maturing October 4, 2011	1,524,841
	Mapco Express, Inc.
1,923,606	Term Loan, 5.75%, Maturing April 28, 2011	1,562,930
	Neiman Marcus Group, Inc.
2,083,824	Term Loan, 2.98%, Maturing April 5, 2013	1,210,897

Principal
Amount	Borrower/Tranche Description	Value
	Orbitz Worldwide, Inc.
$839,375	Term Loan, 4.00%, Maturing July 25, 2014	$323,999
	Oriental Trading Co., Inc.
1,905,996	Term Loan, 7.16%, Maturing July 31, 2013	1,018,121
	Pep Boys - Manny, Moe, & Jack, (The)
1,475,931	Term Loan, 3.26%, Maturing January 27, 2011	1,018,392
	Rent-A-Center, Inc.
1,567,506	Term Loan, 2.28%, Maturing November 15, 2012	1,434,268
	Rover Acquisition Corp.
733,125	Term Loan, 3.22%, Maturing October 26, 2013	626,211
	Savers, Inc.
111,643	Term Loan, 3.25%, Maturing August 11, 2012	96,572
122,142	Term Loan, 3.25%, Maturing August 11, 2012	105,653
	Yankee Candle Company, Inc. (The)
4,218,166	Term Loan, 3.17%, Maturing February 6, 2014	2,808,092

		$15,001,887

Steel — 0.4%
	Algoma Acquisition Corp.
$3,798,028	Term Loan, 3.02%, Maturing June 20, 2013	$2,212,351
	Niagara Corp.
1,982,393	Term Loan, 5.68%, Maturing June 29, 2014	1,129,964

		$3,342,315

Surface Transport — 0.2%
	Gainey Corp.
$944,708	Term Loan, 0.00%, Maturing April 20, 2012(2)	$102,343
	Oshkosh Truck Corp.
889,673	Term Loan, 7.06%, Maturing December 6, 2013	666,810
	Swift Transportation Co., Inc.
1,877,907	Term Loan, 3.75%, Maturing May 10, 2014	962,427

		$1,731,580

Telecommunications — 2.6%
	Alaska Communications Systems Holdings, Inc.
$331,767	Term Loan, 2.97%, Maturing February 1, 2012	$294,277
1,361,488	Term Loan, 2.97%, Maturing February 1, 2012	1,207,640
	Asurion Corp.
4,250,000	Term Loan, 3.81%, Maturing July 13, 2012	3,637,290
	Cellular South, Inc.
375,000	Term Loan, 2.02%, Maturing May 29, 2014	337,969
1,108,125	Term Loan, 2.02%, Maturing May 29, 2014	998,698
	Centennial Cellular Operating Co., LLC
320,833	Term Loan, 3.22%, Maturing February 9, 2011	317,367
	CommScope, Inc.
6,376,997	Term Loan, 3.59%, Maturing November 19, 2014	5,496,175
	Crown Castle Operating Co.
367,500	Term Loan, 2.02%, Maturing January 9, 2014	329,218
	FairPoint Communications, Inc.
1,375,000	Term Loan, 5.75%, Maturing March 31, 2015	650,178
	Intelsat Subsidiary Holding Co.
268,813	Term Loan, 3.93%, Maturing July 3, 2013	241,797
	Iowa Telecommunications Services
1,450,000	Term Loan, 2.91%, Maturing November 23, 2011	1,286,875
	IPC Systems, Inc.
1,297,295	Term Loan, 3.47%, Maturing May 31, 2014	678,917
	NTelos, Inc.
1,833,959	Term Loan, 2.77%, Maturing August 24, 2011	1,703,748
	Palm, Inc.
1,000,000	Term Loan, Maturing April 24, 2014(3)	490,000

Principal
Amount	Borrower/Tranche Description	Value
	Stratos Global Corp.
$186,000	Term Loan, 3.72%, Maturing February 13, 2012	$164,920
	Telesat Canada, Inc.
1,329,146	Term Loan, 4.16%, Maturing October 22, 2014	1,168,225
114,157	Term Loan, 4.22%, Maturing October 22, 2014	100,336
	Windstream Corp.
808,357	Term Loan, 2.59%, Maturing July 17, 2013	747,225

		$19,850,855

Utilities — 2.3%
	AEI Finance Holding, LLC
$248,694	Revolving Loan, 3.52%, Maturing March 30, 2012	$157,921
1,947,610	Term Loan, 4.22%, Maturing March 30, 2014	1,236,732
	Astoria Generating Co.
947,037	Term Loan, 2.28%, Maturing February 23, 2013	856,773
	BRSP, LLC
436,534	Term Loan, 5.55%, Maturing July 13, 2009	366,689
	Calpine Corp.
2,468,837	DIP Loan, 4.10%, Maturing March 29, 2014	1,892,603
	Covanta Energy Corp.
1,267,273	Term Loan, 2.06%, Maturing February 9, 2014	1,119,002
635,155	Term Loan, 2.69%, Maturing February 9, 2014	560,842
	NRG Energy, Inc.
3,970,640	Term Loan, 2.72%, Maturing June 1, 2014	3,584,329
2,113,998	Term Loan, 2.82%, Maturing June 1, 2014	1,908,323
	NSG Holdings, LLC
114,488	Term Loan, 2.82%, Maturing June 15, 2014	103,039
720,782	Term Loan, 2.82%, Maturing June 15, 2014	648,704
	TXU Texas Competitive Electric Holdings Co., LLC
2,321,244	Term Loan, 4.03%, Maturing October 10, 2014	1,536,167
3,567,400	Term Loan, 4.03%, Maturing October 10, 2014	2,366,748
	USPF Holdings, LLC
923,097	Term Loan, 2.31%, Maturing April 11, 2014	789,247
	Vulcan Energy Corp.
776,840	Term Loan, 5.50%, Maturing July 23, 2010	683,619

		$17,810,738

Total Senior Floating-Rate Interests (identified cost $964,173,065)		$734,186,371

Corporate Bonds & Notes — 0.1%

Principal
Amount
(000’s omitted)	Security	Value
Containers and Glass Products — 0.1%
$1,000	Berry Plastics Corp., Sr. Notes, Variable Rate
	5.844%, 2/15/15	$730,000

		$730,000

Electronics/Electrical — 0.0%
$300	NXP BV/NXP Funding, LLC, Variable Rate
	3.844%, 10/15/13	$51,750

		$51,750

Principal
Amount
(000’s omitted)	Security	Value
Telecommunications — 0.0%
$300	Qwest Corp., Sr. Notes, Variable Rate
	4.57%, 6/15/13	$258,750

		$258,750

Total Corporate Bonds & Notes (identified cost $1,549,995)		$1,040,500

Short-Term Investments — 8.9%

Commercial Paper — 0.8%

Principal
Amount
(000’s omitted)	Description	Value

$6,444	Novartis Finance Corp., 0.01%, 4/6/09	$6,443,848

Total Commercial Paper (identified cost $6,443,848)		$6,443,848

Time Deposits — 2.0%

Principal
Amount
(000’s omitted)	Description	Value

$8,000	BNP Paribas, 0.24%, 4/1/09	$8,000,000
7,386	Societe Generale North America, 0.24%, 4/1/09	7,386,000

Total Time Deposits (identified cost $15,386,000)		$15,386,000

U.S. Government Agencies — 6.1%

Principal
Amount			Maturity
(000’s omitted)	Security	Rate	Date	Value

	Federal Home Loan Bank
$7,447	Discount Note	0.01%	4/2/09	$7,446,967
13,500	Discount Note	0.01%	4/3/09	13,499,755
10,000	Discount Note	0.01%	4/15/09	9,999,222
2,437	Discount Note	0.01%	4/20/09	2,436,859
13,526	Discount Note	0.01%	4/22/09	13,524,343

Total U.S. Government Agencies (identified cost $46,907,146)				$46,907,146

Total Short-Term Investments (identified cost $68,736,994)				$68,736,994

Total Investments — 104.2% (identified cost $1,034,460,054)				$803,963,865

Less Unfunded Loan Commitments — 0.0%				$(65,060)

Net Investments — 104.2% (identified cost $1,034,394,994)				$803,898,805

Other Assets, Less Liabilities — (4.2)%				$(32,771,938)

Net Assets — 100.0%				$771,126,867

DIP	-	Debtor in Possession

REIT	-	Real Estate Investment Trust

(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”) and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Defaulted security. Currently the issuer is in default with respect to interest payments.

(3)		This Senior Loan will settle after March 31, 2009, at which time the interest rate will be determined.

(4)		Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(5)		Unfunded or partially unfunded loan commitments. The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(6)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

The Fund did not have any financial instruments outstanding at March 31, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,034,679,753

Gross unrealized appreciation	$1,105,070
Gross unrealized depreciation	(231,886,018)

Net unrealized depreciation	$(230,780,948

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	803,750,244
Level 3	Significant Unobservable Inputs	148,561

Total		$803,898,805

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Securities
Balance as of December 31, 2008	$547,824
Realized gains (losses)	(3)
Change in net unrealized appreciation (depreciation)	(191,073)
Net purchases (sales)	(1,818)
Accrued discount (premium)	6,183
Net transfer to (from) Level 3	(212,552)

Balance as of March 31, 2009	$148,561

Change in net unrealized appreciation (depreciation) on investments still held as of March 31, 2009	$(40,103)

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance VT Worldwide Health Sciences Fund	as of March 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 91.17%

			Percentage of
Security	Shares	Value	Net Assets
Major Capitalization - Europe — 11.64%(1)
Merck KGaA(2)	5,300	$468,289	2.79%
Novartis AG	13,500	510,753	3.05
Roche Holding AG	3,900	535,276	3.20
Shire PLC ADR	12,100	434,874	2.60

		$1,949,192	11.64%

Major Capitalization - Far East — 3.42%(1)
Shionogi & Co., Ltd.	33,200	$572,261	3.42%

		$572,261	3.42%

Major Capitalization - North America — 36.86%(1)
Abbott Laboratories	11,400	$543,780	3.25%
Amgen, Inc.(2)	10,000	495,200	2.96
Baxter International, Inc.	10,300	527,566	3.15
Biogen Idec, Inc.(2)	13,500	707,670	4.23
Bristol-Myers Squibb Co.	35,000	767,200	4.58
Covidien, Ltd.	11,000	365,640	2.18
Genzyme Corp.(2)	12,000	712,680	4.26
Gilead Sciences, Inc.(2)	14,000	648,480	3.87
Schering-Plough Corp.	34,000	800,700	4.78
Wyeth	14,000	602,560	3.60

		$6,171,476	36.86%

Small & Mid Capitalization - Europe — 2.18%(1)
Elan Corp. PLC ADR(2)	55,000	$365,200	2.18%

		$365,200	2.18%

Small & Mid Capitalization - Far East — 4.15%(1)
Nichi-Iko Pharmaceutical Co., Ltd.	9,000	$254,249	1.52%
Sawai Pharmaceutical Co., Ltd.	4,500	209,470	1.25
Towa Pharmaceutical Co., Ltd.	5,500	230,430	1.38

		$694,149	4.15%

Small & Mid Capitalization - North America — 32.92%(1)
Alexion Pharmaceuticals, Inc.(2)	9,700	$365,302	2.18%
Align Technology, Inc.(2)	28,500	226,005	1.35
Allos Therapeutics, Inc.(2)	22,800	140,904	0.84
BioMarin Pharmaceutical, Inc.(2)	17,300	213,655	1.28
Cubist Pharmaceuticals, Inc.(2)	16,000	261,760	1.56
Exelixis, Inc.(2)	40,400	185,840	1.11
Genomic Health, Inc.(2)	13,400	326,692	1.95
Gen-Probe, Inc.(2)	7,900	360,082	2.15
InterMune, Inc.(2)	13,200	217,008	1.30
Masimo Corp.(2)	17,000	492,660	2.94
Mylan, Inc.(2)	32,500	435,825	2.60

1

			Percentage of
Security	Shares	Value	Net Assets
NPS Pharmaceuticals, Inc.(2)	45,000	$189,000	1.13%
Onyx Pharmaceuticals, Inc.(2)	17,000	485,350	2.90
OSI Pharmaceuticals, Inc.(2)	11,000	420,860	2.51
Par Pharmaceutical Cos., Inc.(2)	14,100	133,527	0.80
United Therapeutics Corp.(2)	6,000	396,540	2.37
Vertex Pharmaceuticals, Inc.(2)	23,000	660,790	3.95

		$5,511,800	32.92%

Total Common Stocks (identified cost $16,114,074)		$15,264,078

Total Investments (identified cost $16,114,074)		$15,264,078	91.17%

Other Assets, Less Liabilities		$1,478,499	8.83%

Net Assets		$16,742,577	100.00%

ADR	-	American Depository Receipt

(1)		Major Capitalization is defined as market value of $5 billion or more. Small & Mid Capitalization is defined as market value less than $5 billion.

(2)		Non-income producing security.

2

Country Concentration

	Percentage
Country	of Net Assets	Value
United States	69.78%	$11,683,276
Japan	7.56	1,266,410
Switzerland	6.25	1,046,029
Germany	2.80	468,289
United Kingdom	2.60	434,874
Ireland	2.18	365,200

	91.17%	$15,264,078

The Fund did not have any open financial instruments at March 31, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$16,128,824

Gross unrealized appreciation	$1,690,827
Gross unrealized depreciation	(2,555,573)

Net unrealized depreciation	$(864,746)

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities
Level 1	Quoted Prices	$12,483,350
Level 2	Other Significant Observable Inputs	2,780,728
Level 3	Significant Unobservable Inputs	—

Total		$15,264,078

The Fund held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance VT Large-Cap Value Fund	as of March 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.9%

Security	Shares	Value
Aerospace & Defense — 5.1%
General Dynamics Corp.	1,870	$77,773
Lockheed Martin Corp.	3,122	215,512
Raytheon Co.	2,215	86,252
United Technologies Corp.	6,359	273,310

		$652,847

Beverages — 0.8%
PepsiCo, Inc.	1,864	$95,959

		$95,959

Biotechnology — 2.8%
Amgen, Inc.(1)	5,100	$252,552
Biogen Idec, Inc.(1)	2,012	105,469

		$358,021

Capital Markets — 2.7%
Franklin Resources, Inc.	1,385	$74,610
Goldman Sachs Group, Inc.	1,149	121,817
Northern Trust Corp.	2,576	154,096

		$350,523

Chemicals — 0.9%
Air Products and Chemicals, Inc.	2,126	$119,588

		$119,588

Commercial Banks — 1.4%
Wells Fargo & Co.	13,029	$185,533

		$185,533

Commercial Services & Supplies — 1.1%
Waste Management, Inc.	5,680	$145,408

		$145,408

Communications Equipment — 0.6%
Cisco Systems, Inc.(1)	4,642	$77,846

		$77,846

Computers & Peripherals — 5.0%
Hewlett-Packard Co.	9,723	$311,719
International Business Machines Corp.	3,379	327,391

		$639,110

Consumer Finance — 0.5%
Capital One Financial Corp.	5,585	$68,360

		$68,360

1

Security	Shares	Value
Diversified Financial Services — 2.9%
JPMorgan Chase & Co.	13,854	$368,239

		$368,239

Diversified Telecommunication Services — 5.5%
AT&T, Inc.	13,917	$350,708
Verizon Communications, Inc.	11,649	351,800

		$702,508

Electric Utilities — 3.6%
Edison International	8,165	$235,234
FirstEnergy Corp.	5,783	223,224

		$458,458

Electrical Equipment — 0.7%
Emerson Electric Co.	3,024	$86,426

		$86,426

Energy Equipment & Services — 1.3%
Diamond Offshore Drilling, Inc.	2,681	$168,528

		$168,528

Food & Staples Retailing — 5.9%
CVS Caremark Corp.	11,571	$318,087
Kroger Co. (The)	13,952	296,061
Wal-Mart Stores, Inc.	2,827	147,287

		$761,435

Food Products — 2.6%
Nestle SA	10,027	$338,756

		$338,756

Health Care Equipment & Supplies — 1.9%
Boston Scientific Corp.(1)	15,371	$122,200
Covidien, Ltd.	3,695	122,822

		$245,022

Health Care Providers & Services — 0.9%
Aetna, Inc.	4,695	$114,229

		$114,229

Household Products — 1.3%
Clorox Co. (The)	1,388	$71,454
Kimberly-Clark Corp.	1,965	90,606

		$162,060

Insurance — 7.2%
ACE, Ltd.	4,957	$200,263
Chubb Corp.	6,680	282,698
MetLife, Inc.	5,237	119,247
Travelers Companies, Inc. (The)	7,990	324,714

		$926,922

2

Security	Shares	Value
Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc.(1)	2,316	$82,612

		$82,612

Machinery — 0.6%
Deere & Co.	2,386	$78,428

		$78,428

Media — 3.4%
Comcast Corp., Class A	16,405	$223,764
Vivendi SA	8,179	216,326

		$440,090

Metals & Mining — 1.6%
BHP Billiton, Ltd. ADR	2,489	$111,009
Nucor Corp.	2,336	89,165

		$200,174

Multi-Utilities — 3.1%
PG&E Corp.	3,146	$120,240
Public Service Enterprise Group, Inc.	9,542	281,203

		$401,443

Oil, Gas & Consumable Fuels — 13.8%
Anadarko Petroleum Corp.	4,019	$156,299
Apache Corp.	1,248	79,984
Chevron Corp.	4,903	329,678
Devon Energy Corp.	1,347	60,197
Exxon Mobil Corp.	3,918	266,816
Hess Corp.	1,592	86,286
Occidental Petroleum Corp.	5,359	298,228
Peabody Energy Corp.	3,323	83,208
Total SA ADR	6,307	309,421
XTO Energy, Inc.	3,094	94,738

		$1,764,855

Pharmaceuticals — 8.7%
Abbott Laboratories	2,064	$98,453
Bristol-Myers Squibb Co.	4,245	93,050
Johnson & Johnson	6,080	319,808
Merck & Co., Inc.	5,812	155,471
Pfizer, Inc.	19,452	264,936
Schering-Plough Corp.	7,852	184,915

		$1,116,633

Real Estate Investment Trusts (REITs) — 1.4%
AvalonBay Communities, Inc.	2,537	$119,391
Boston Properties, Inc.	1,600	56,048
Simon Property Group, Inc.	42	1,455

		$176,894

3

Security	Shares	Value
Road & Rail — 1.4%
Burlington Northern Santa Fe Corp.	3,034	$182,495

		$182,495

Software — 0.8%
Microsoft Corp.	5,276	$96,920

		$96,920

Specialty Retail — 4.1%
Best Buy Co., Inc.	6,170	$234,213
Staples, Inc.	10,326	187,004
TJX Companies, Inc. (The)	4,164	106,765

		$527,982

Textiles, Apparel & Luxury Goods — 0.8%
Nike, Inc., Class B	2,168	$101,658

		$101,658

Tobacco — 1.9%
Philip Morris International, Inc.	6,660	$236,963

		$236,963

Total Common Stocks (identified cost $15,873,631)		$12,432,925

Total Investments — 96.9% (identified cost $15,873,631)		$12,432,925

Other Assets, Less Liabilities — 3.1%		$397,338

Net Assets — 100.0%		$12,830,263

ADR	-	American Depository Receipt

(1)		Non-income producing security.

4

The Fund did not have any open financial instruments at March 31, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$15,965,421

Gross unrealized appreciation	$46,546
Gross unrealized depreciation	(3,579,042)

Net unrealized depreciation	$(3,532,496)

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities
Level 1	Quoted Prices	$11,877,843
Level 2	Other Significant Observable Inputs	555,082
Level 3	Significant Unobservable Inputs	—

Total		$12,432,925

The Fund held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Variable Trust

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	May 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	May 21, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	May 21, 2009